INTANGIBLE ASSETS—NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 663,902	$ 663,598
Accumulated Amortization	(137,464)	(80,735)
Net Carrying Amount	$ 526,438	$ 582,863
Trademark and trade name
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	14 years	14 years
Gross Carrying Amount	$ 559,875	$ 559,644
Accumulated Amortization	(102,169)	(59,989)
Net Carrying Amount	$ 457,706	$ 499,655
Customer/distributor relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	11 years	11 years
Gross Carrying Amount	$ 36,000	$ 36,000
Accumulated Amortization	(6,449)	(4,532)
Net Carrying Amount	$ 29,551	$ 31,468
Tretinoin distribution and supply agreement
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	5 years	5 years
Gross Carrying Amount	$ 38,900	$ 38,900
Accumulated Amortization	(18,885)	(11,105)
Net Carrying Amount	$ 20,015	$ 27,795
Formulations
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	8 years	8 years
Gross Carrying Amount	$ 28,900	$ 28,900
Accumulated Amortization	(9,943)	(5,101)
Net Carrying Amount	$ 18,957	$ 23,799
Patents
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	20 years	20 years
Gross Carrying Amount	$ 227	$ 154
Accumulated Amortization	(18)	(8)
Net Carrying Amount	$ 209	$ 146